Redeemable Convertible Preferred Shares and Capital Deficiency - Schedule of Stock-based Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-based Expense Recognized [Line Items]
Stock-based compensation expense	$ 3,024	$ 1,551
Research and Development [Member]
Schedule of Stock-based Expense Recognized [Line Items]
Stock-based compensation expense	1,094	577
Sales and Marketing [Member]
Schedule of Stock-based Expense Recognized [Line Items]
Stock-based compensation expense	555	51
General and Administrative [Member]
Schedule of Stock-based Expense Recognized [Line Items]
Stock-based compensation expense	$ 1,375	$ 923